Exhibit 99.2

Ford Credit Auto Lease Trust 2013-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2015

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2015, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2015, leases with a total base residual value of 18,525,964.40 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2015. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2015
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2015-	September	$362,640,384.67
	October	$334,427,595.20	$7,189,096.00	15.53%	$22,862,464.10	6.94%
	November	$320,957,293.77	$6,987,426.28	15.09%	$8,269,879.80	2.51%
	December	$304,149,301.81	$6,700,907.96	14.47%	$11,822,111.52	3.59%
2016-	January	$279,388,895.98	$6,227,869.13	13.45%	$20,157,677.37	6.12%
	February	$241,148,807.17	$5,432,121.58	11.73%	$34,300,759.62	10.42%
	March	$199,543,213.87	$4,557,333.91	9.84%	$38,336,865.40	11.64%
	April	$156,603,831.85	$3,613,942.25	7.81%	$40,391,666.98	12.27%
	May	$111,978,655.27	$2,626,032.30	5.67%	$42,835,825.79	13.01%
	June	$68,796,798.99	$1,649,017.78	3.56%	$42,131,134.69	12.80%
	July	$27,321,147.72	$688,746.24	1.49%	$41,154,653.50	12.50%
	August	$16,981,877.17	$433,506.31	0.94%	$10,051,634.40	3.05%
	September	$7,445,679.85	$190,390.89	0.41%	$9,436,418.95	2.87%
	October	$57,067.64	$1,544.49	0.00%	$7,426,795.50	2.26%
	November	$0.00	$0.00	0.00%	$57,372.00	0.02%

Total			$46,297,935.12	100.00%	$329,235,259.62	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$375,533,194.74

Ford Credit Auto Lease Trust 2013-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
July 2015	Car	695	88.76%	$(1,319)	(4.25)%	(8.07)%
	CUV	541	69.81%	$2,030	5.37%	10.09%
	SUV	102	82.26%	$3,689	10.14%	22.70%
	Truck	92	43.40%	$5,980	13.35%	25.68%
	Total/Average	1,430	75.50%	775	2.22%	4.25%
August 2015	Car	505	86.47%	$(1,254)	(4.22)%	(8.43)%
	CUV	440	72.49%	$2,136	5.66%	11.00%
	SUV	67	74.44%	$2,882	8.08%	18.58%
	Truck	106	53.81%	$5,966	13.53%	27.33%
	Total/Average	1,118	75.64%	$1,013	2.93%	5.83%
September 2015	Car	410	86.86%	$(1,436)	(4.81)%	(9.70)%
	CUV	419	66.61%	$1,629	4.32%	8.63%
	SUV	39	70.91%	$2,956	8.31%	19.61%
	Truck	101	53.72%	$4,779	10.57%	21.46%
	Total/Average	969	72.10%	$714	2.03%	4.11%